SUBSEQUENT EVENTS (Details) - USD ($)				1 Months Ended
	Oct. 14, 2020	Jan. 24, 2020	Oct. 16, 2017	Oct. 26, 2020	Mar. 12, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS (Details) [Line Items]
Agreement,description			the Company extended the lease agreement for an additional three years with an expiration date of December 31, 2020 (“2018 Extension”). On January 24, 2020, the Company and a third party (the “Sublessee”) entered a Sublease agreement (the “Sublease”), wherein the Sublessee will occupy the premises for the remainder of the term of the 2018 Extension. The Sublessee will make payments total $106,323 ($9,666 per month) for the remaining 11 months.
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Subsequent event, description	(i) Steward Capital waived the repayment requirement under the Agreement if the Company completes a public offering and realizes gross cash proceeds of not less than $20,000,000 and (ii) the Company agreed to repay Steward Capital $5,000,000 if the Company completes a public offering and realizes gross proceeds of not less than $20,000,000.			The proposed maximum aggregate offering is $25,000,000. The Form S-1 has not yet been declared effective by the Securities and Exchange Commission.
Total Sublessee payment		$ 106,323
Brock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Accrued salary						$ 141,667
Brock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Accrued salary					$ 141,667
Stewart Kantor [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Accrued salary						$ 280,209
Stewart Kantor [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Accrued salary					$ 8,334